Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Aspen Series
Entity Central Index Key	0000906185
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000028717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Institutional Shares
Trading Symbol	JABLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$32	0.62%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 9,302,000,000
Holdings Count | Holding	765
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$9,302M
Number of portfolio holdings	765
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Microsoft Corp	5.9
Amazon.com Inc	3.1
Apple Inc	2.6
Alphabet Inc - Class C	2.5
Asset Allocation (% of net assets)
Common Stocks	62.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.9
Corporate Bonds	10.5
Mortgage-Backed Securities	8.0
United States Treasury Notes/Bonds	6.5
Investment Companies	1.4
Bank Loans and Mezzanine Loans	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Microsoft Corp	5.9
Amazon.com Inc	3.1
Apple Inc	2.6
Alphabet Inc - Class C	2.5

C000028716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$44	0.86%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 9,302,000,000
Holdings Count | Holding	765
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$9,302M
Number of portfolio holdings	765
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Microsoft Corp	5.9
Amazon.com Inc	3.1
Apple Inc	2.6
Alphabet Inc - Class C	2.5
Asset Allocation (% of net assets)
Common Stocks	62.7
Asset-Backed/Commercial Mortgage-Backed Securities	10.9
Corporate Bonds	10.5
Mortgage-Backed Securities	8.0
United States Treasury Notes/Bonds	6.5
Investment Companies	1.4
Bank Loans and Mezzanine Loans	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Microsoft Corp	5.9
Amazon.com Inc	3.1
Apple Inc	2.6
Alphabet Inc - Class C	2.5

C000028719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$41	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[3]
Net Assets	$ 748,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$748M
Number of portfolio holdings	83
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.9
Microsoft Corp	13.5
Apple Inc	6.3
Meta Platforms Inc - Class A	5.9
Amazon.com Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.9
Microsoft Corp	13.5
Apple Inc	6.3
Meta Platforms Inc - Class A	5.9
Amazon.com Inc	5.5

C000028718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$53	1.03%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[4]
Net Assets	$ 748,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$748M
Number of portfolio holdings	83
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.9
Microsoft Corp	13.5
Apple Inc	6.3
Meta Platforms Inc - Class A	5.9
Amazon.com Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	13.9
Microsoft Corp	13.5
Apple Inc	6.3
Meta Platforms Inc - Class A	5.9
Amazon.com Inc	5.5

C000028721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Institutional Shares
Trading Symbol	JAAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$36	0.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[5]
Net Assets	$ 1,801,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,801M
Number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	5.0
Intact Financial Corp	3.5
Flex Ltd	3.5
SS&C Technologies Holdings Inc	3.4
Ferguson Enterprises Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.7
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	5.0
Intact Financial Corp	3.5
Flex Ltd	3.5
SS&C Technologies Holdings Inc	3.4
Ferguson Enterprises Inc	2.7

C000028720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$48	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[6]
Net Assets	$ 1,801,000,000
Holdings Count | Holding	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,801M
Number of portfolio holdings	83
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	5.0
Intact Financial Corp	3.5
Flex Ltd	3.5
SS&C Technologies Holdings Inc	3.4
Ferguson Enterprises Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.7
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	5.0
Intact Financial Corp	3.5
Flex Ltd	3.5
SS&C Technologies Holdings Inc	3.4
Ferguson Enterprises Inc	2.7

C000028723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Institutional Shares
Trading Symbol	JAMVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$47	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[7]
Net Assets	$ 115,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$115M
Number of portfolio holdings	74
Portfolio turnover rate	26%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Agree Realty Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	96.9
Repurchase Agreements	3.0
Other	0.1
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Agree Realty Corp	2.2

C000028722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$59	1.19%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[8]
Net Assets	$ 115,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$115M
Number of portfolio holdings	74
Portfolio turnover rate	26%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Agree Realty Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	96.9
Repurchase Agreements	3.0
Other	0.1
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Agree Realty Corp	2.2

C000028730 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAWGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$43	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[9]
Net Assets	$ 1,009,000,000
Holdings Count | Holding	119
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,009M
Number of portfolio holdings	119
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	5.7
Meta Platforms Inc - Class A	3.5
Amazon.com Inc	3.2
Broadcom Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investments Purchased with Cash Collateral from Securities Lending	0.5
Preferred Stocks	0.2
Private Placements	0.0
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	5.7
Meta Platforms Inc - Class A	3.5
Amazon.com Inc	3.2
Broadcom Inc	2.5

C000028728 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$56	1.06%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[10]
Net Assets	$ 1,009,000,000
Holdings Count | Holding	119
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,009M
Number of portfolio holdings	119
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	5.7
Meta Platforms Inc - Class A	3.5
Amazon.com Inc	3.2
Broadcom Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	100.2
Investments Purchased with Cash Collateral from Securities Lending	0.5
Preferred Stocks	0.2
Private Placements	0.0
Other	(0.9)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	5.7
Meta Platforms Inc - Class A	3.5
Amazon.com Inc	3.2
Broadcom Inc	2.5

C000028734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	JAFLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$29	0.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[11]
Net Assets	$ 618,000,000
Holdings Count | Holding	665
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$618M
Number of portfolio holdings	665
Portfolio turnover rate	78%
Weighted average maturity	6.8 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	25.6
Mortgage-Backed Securities	21.9
United States Treasury Notes/Bonds	15.9
Investment Companies	4.6
Bank Loans and Mezzanine Loans	2.7
Other	(2.2)
Ratings Summary (% of net assets)†
Aaa	18.2
Aa	39.9
A	7.9
Baa	16.4
Ba	9.3
B	1.8
Not Rated	5.6
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$41	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[12]
Net Assets	$ 618,000,000
Holdings Count | Holding	665
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$618M
Number of portfolio holdings	665
Portfolio turnover rate	78%
Weighted average maturity	6.8 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	25.6
Mortgage-Backed Securities	21.9
United States Treasury Notes/Bonds	15.9
Investment Companies	4.6
Bank Loans and Mezzanine Loans	2.7
Other	(2.2)
Ratings Summary (% of net assets)†
Aaa	18.2
Aa	39.9
A	7.9
Baa	16.4
Ba	9.3
B	1.8
Not Rated	5.6
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Institutional Shares
Trading Symbol	JACAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$30	0.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[13]
Net Assets	$ 1,249,000,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,249M
Number of portfolio holdings	35
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.7
NVIDIA Corp	9.5
Amazon.com Inc	8.4
Broadcom Inc	5.7
Meta Platforms Inc - Class A	5.3
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.7
NVIDIA Corp	9.5
Amazon.com Inc	8.4
Broadcom Inc	5.7
Meta Platforms Inc - Class A	5.3

C000028736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$43	0.83%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[14]
Net Assets	$ 1,249,000,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,249M
Number of portfolio holdings	35
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.7
NVIDIA Corp	9.5
Amazon.com Inc	8.4
Broadcom Inc	5.7
Meta Platforms Inc - Class A	5.3
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.7
NVIDIA Corp	9.5
Amazon.com Inc	8.4
Broadcom Inc	5.7
Meta Platforms Inc - Class A	5.3

C000028742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Institutional Shares
Trading Symbol	JGLTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$38	0.72%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[15]
Net Assets	$ 1,315,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,315M
Number of portfolio holdings	63
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.3
Microsoft Corp	12.5
Taiwan Semiconductor Manufacturing Co Ltd	9.7
Broadcom Inc	5.7
Apple Inc	4.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Investment Companies	1.2
Private Placements	0.7
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.3
Microsoft Corp	12.5
Taiwan Semiconductor Manufacturing Co Ltd	9.7
Broadcom Inc	5.7
Apple Inc	4.6

C000028740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$51	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[16]
Net Assets	$ 1,315,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,315M
Number of portfolio holdings	63
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.3
Microsoft Corp	12.5
Taiwan Semiconductor Manufacturing Co Ltd	9.7
Broadcom Inc	5.7
Apple Inc	4.6
Asset Allocation (% of net assets)
Common Stocks	98.4
Investment Companies	1.2
Private Placements	0.7
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.3
Microsoft Corp	12.5
Taiwan Semiconductor Manufacturing Co Ltd	9.7
Broadcom Inc	5.7
Apple Inc	4.6

C000028747 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Institutional Shares
Trading Symbol	JAIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$41	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[17]
Net Assets	$ 764,000,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$764M
Number of portfolio holdings	48
Portfolio turnover rate	26%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.6
BAE Systems PLC	5.2
Liberty Media Corp-Liberty Formula One - Series C	4.2
Deutsche Telekom AG	3.7
HDFC Bank Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	1.7
Investments Purchased with Cash Collateral from Securities Lending	0.9
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.6
BAE Systems PLC	5.2
Liberty Media Corp-Liberty Formula One - Series C	4.2
Deutsche Telekom AG	3.7
HDFC Bank Ltd	3.5

C000028745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$53	1.00%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[18]
Net Assets	$ 764,000,000
Holdings Count | Holding	48
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$764M
Number of portfolio holdings	48
Portfolio turnover rate	26%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.6
BAE Systems PLC	5.2
Liberty Media Corp-Liberty Formula One - Series C	4.2
Deutsche Telekom AG	3.7
HDFC Bank Ltd	3.5
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	1.7
Investments Purchased with Cash Collateral from Securities Lending	0.9
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.6
BAE Systems PLC	5.2
Liberty Media Corp-Liberty Formula One - Series C	4.2
Deutsche Telekom AG	3.7
HDFC Bank Ltd	3.5

C000233309 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	JHISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$43	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[19]
Net Assets	$ 18,000,000
Holdings Count | Holding	55
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$18M
Number of portfolio holdings	55
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.7
NVIDIA Corp	6.0
Spotify Technology SA	3.9
McKesson Corp	3.3
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2.9
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	6.2
Other	(2.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.7
NVIDIA Corp	6.0
Spotify Technology SA	3.9
McKesson Corp	3.3
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2.9

C000233310 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$48	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[20]
Net Assets	$ 18,000,000
Holdings Count | Holding	55
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$18M
Number of portfolio holdings	55
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.7
NVIDIA Corp	6.0
Spotify Technology SA	3.9
McKesson Corp	3.3
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2.9
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	6.2
Other	(2.7)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.7
NVIDIA Corp	6.0
Spotify Technology SA	3.9
McKesson Corp	3.3
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2.9

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